Note 17 - Income Taxes (Detail) - Deferred income tax assets and liabilities (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Jan. 31, 2012
Assets
Accruals not currently deductible	$ 4,355	$ 3,538
Accumulated net operating losses	36,194	48,027
Corporate minimum taxes	1,391	1,312
Difference between tax and accounting basis of capital assets	12,716	13,099
Writedown of assets not currently deductible	1,119	1,053
Research and development and other tax credits and expenses	5,266	4,659
Other timing differences	419	860
Deferred income taxes	52,600	67,900
Valuation allowance	(21,274)	(33,963)
Net deferred income taxes, net of valuation allowance	31,303	33,945
Deferred income tax assets – current	12,978	12,420
Deferred income tax assets – non-current	23,945	31,279
Deferred income tax liabilities – non-current	(5,620)	(9,754)
Liabilities
Difference between tax and accounting basis of intangible assets	(7,968)	(3,410)
Uncertain tax positions incurred in loss years	(915)	(1,230)
Total deferred income tax liabilities	(8,883)	(4,640)
Total [Member]
Assets
Deferred income taxes	61,460	72,548
Net [Member]
Assets
Deferred income taxes	$ 52,577	$ 67,908